Annual Total Returns[BarChart] - Clearwater Tax-Exempt Bond Fund - Clearwater Tax-Exempt Bond Fund	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	11.81%	10.66%	(3.77%)	15.29%	4.73%	2.28%	8.54%	1.59%	7.69%	4.26%